Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 141,677	$ 84,013
Marketable securities	796,362	308,401
Trade and other receivables	21,939	9,599
Merchant cash advances receivable, net	47,101	11,896
Other current assets	18,598	8,989
Total current assets	1,025,677	422,898
Long-term assets
Property and equipment, net	50,360	45,719
Intangible assets, net	17,210	6,437
Goodwill	20,317	15,504
Total long term assets	87,887	67,660
Total assets	1,113,564	490,558
Current liabilities
Accounts payable and accrued liabilities	62,576	45,057
Current portion of deferred revenue	30,694	20,164
Current portion of lease incentives	1,484	1,311
Total current liabilities	94,754	66,532
Long-term liabilities
Deferred revenue	1,352	922
Lease incentives	14,970	12,628
Deferred tax liability	1,388	0
Total long term liabilities	17,710	13,550
Commitments and contingencies
Shareholders’ equity
Common stock, unlimited Class A subordinate voting shares authorized, 87,067,604 and 77,030,952 issued and outstanding; unlimited Class B multiple voting shares authorized, 12,810,084 and 12,374,528 issued and outstanding	1,077,477	468,494
Additional paid-in capital	43,392	27,009
Accumulated other comprehensive income (loss)	3,435	(1,818)
Accumulated deficit	(123,204)	(83,209)
Total shareholders’ equity	1,001,100	410,476
Total liabilities and shareholders’ equity	$ 1,113,564	$ 490,558